OTHER LONG-TERMS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2016	85
2017	75
2018	38
198

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2016	68
2017	36
2018	9
113